UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Western Asset Corporate Bond Fund
Class A [SIGAX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$94	0.90%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Western Asset Corporate Bond Fund returned 8.14%. The Fund compares its performance to the  Bloomberg U.S. Credit Index, which returned 7.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration and yield curve positioning
↑	Issue selection within the banking sector (overweight Goldman Sachs, UBS Group, and BNP Paribas)
↑	Issue selection within the energy sector (overweight energy transfer and enterprise products)

Top detractors from performance:
↓	An underweight to sovereigns
↓	An underweight to consumer non-cyclicals
↓	An overweight to consumer cyclicals
Western Asset Corporate Bond Fund	PAGE 1	7234-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	8.14	-0.45	3.29
Class A (with sales charge)	4.06	-1.32	2.84
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Credit Index	7.83	-0.05	3.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$551,127,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	647
Total Management Fee Paid	$2,503,305
Portfolio Turnover Rate	136%
Western Asset Corporate Bond Fund	PAGE 2	7234-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective August 19, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, and Molly Schwartz.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Corporate Bond Fund	PAGE 3	7234-ATSR-0226

Western Asset Corporate Bond Fund
Class C [LWBOX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$163	1.57%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Western Asset Corporate Bond Fund returned 7.52%. The Fund compares its performance to the  Bloomberg U.S. Credit Index, which returned 7.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration and yield curve positioning
↑	Issue selection within the banking sector (overweight Goldman Sachs, UBS Group, and BNP Paribas)
↑	Issue selection within the energy sector (overweight energy transfer and enterprise products)

Top detractors from performance:
↓	An underweight to sovereigns
↓	An underweight to consumer non-cyclicals
↓	An overweight to consumer cyclicals
Western Asset Corporate Bond Fund	PAGE 1	7058-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	7.52	-1.12	2.60
Class C (with sales charge)	6.52	-1.12	2.60
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Credit Index	7.83	-0.05	3.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$551,127,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	647
Total Management Fee Paid	$2,503,305
Portfolio Turnover Rate	136%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Corporate Bond Fund	PAGE 2	7058-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective August 19, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, and Molly Schwartz.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Corporate Bond Fund	PAGE 3	7058-ATSR-0226

Western Asset Corporate Bond Fund
Class C1 [SBILX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$145	1.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C1 shares of Western Asset Corporate Bond Fund returned 7.73%. The Fund compares its performance to the  Bloomberg U.S. Credit Index, which returned 7.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration and yield curve positioning
↑	Issue selection within the banking sector (overweight Goldman Sachs, UBS Group, and BNP Paribas)
↑	Issue selection within the energy sector (overweight energy transfer and enterprise products)

Top detractors from performance:
↓	An underweight to sovereigns
↓	An underweight to consumer non-cyclicals
↓	An overweight to consumer cyclicals
Western Asset Corporate Bond Fund	PAGE 1	7242-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C1	7.73	-0.94	2.81
Class C1 (with sales charge)	6.73	-0.94	2.81
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Credit Index	7.83	-0.05	3.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$551,127,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	647
Total Management Fee Paid	$2,503,305
Portfolio Turnover Rate	136%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Corporate Bond Fund	PAGE 2	7242-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective August 19, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, and Molly Schwartz.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Corporate Bond Fund	PAGE 3	7242-ATSR-0226

Western Asset Corporate Bond Fund
Class I [SIGYX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$57	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class I shares of Western Asset Corporate Bond Fund returned 8.65%. The Fund compares its performance to the  Bloomberg U.S. Credit Index, which returned 7.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration and yield curve positioning
↑	Issue selection within the banking sector (overweight Goldman Sachs, UBS Group, and BNP Paribas)
↑	Issue selection within the energy sector (overweight energy transfer and enterprise products)

Top detractors from performance:
↓	An underweight to sovereigns
↓	An underweight to consumer non-cyclicals
↓	An overweight to consumer cyclicals
Western Asset Corporate Bond Fund	PAGE 1	7460-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	8.65	-0.11	3.64
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Credit Index	7.83	-0.05	3.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$551,127,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	647
Total Management Fee Paid	$2,503,305
Portfolio Turnover Rate	136%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Corporate Bond Fund	PAGE 2	7460-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective August 19, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, and Molly Schwartz.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Corporate Bond Fund	PAGE 3	7460-ATSR-0226

Western Asset Corporate Bond Fund
Class P [LCBPX]	Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$114	1.10%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class P shares of Western Asset Corporate Bond Fund returned 8.03%. The Fund compares its performance to the  Bloomberg U.S. Credit Index, which returned 7.83% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Duration and yield curve positioning
↑	Issue selection within the banking sector (overweight Goldman Sachs, UBS Group, and BNP Paribas)
↑	Issue selection within the energy sector (overweight energy transfer and enterprise products)

Top detractors from performance:
↓	An underweight to sovereigns
↓	An underweight to consumer non-cyclicals
↓	An overweight to consumer cyclicals
Western Asset Corporate Bond Fund	PAGE 1	7216-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class P 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class P	8.03	-0.66	3.10
Bloomberg U.S. Aggregate Index	7.30	-0.36	2.01
Bloomberg U.S. Credit Index	7.83	-0.05	3.15
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$551,127,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	647
Total Management Fee Paid	$2,503,305
Portfolio Turnover Rate	136%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Western Asset Corporate Bond Fund	PAGE 2	7216-ATSR-0226

HOW HAS THE FUND CHANGED?
Effective August 19, 2025, the Fund’s named portfolio management team consists of Michael C. Buchanan, Ryan K. Brist, Dan Alexander, and Molly Schwartz.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Western Asset Corporate Bond Fund	PAGE 3	7216-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Robert Abeles, Jr., possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $133,667 in December 31, 2024 and $135,004 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2024 and $30,000 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $334,889 in December 31, 2024 and $344,935 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Corporate Bond Fund
Financial Statements and Other Important Information
Annual  | December 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 84.3%
Communication Services — 7.3%
Diversified Telecommunication Services — 2.6%
AT&T Inc., Senior Notes	6.950%	1/15/28	2,790,000	$2,931,699
AT&T Inc., Senior Notes	5.375%	8/15/35	1,470,000	1,506,934
AT&T Inc., Senior Notes	6.375%	3/1/41	753,000	805,319
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	183,639
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	572,020 (a)
AT&T Inc., Senior Notes	3.500%	9/15/53	216,000	144,662
AT&T Inc., Senior Notes	3.550%	9/15/55	1,283,000	854,955
AT&T Inc., Senior Notes	6.050%	8/15/56	250,000	252,408
AT&T Inc., Senior Notes	3.800%	12/1/57	1,120,000	770,980
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	87,778
Frontier California Inc., Senior Notes	6.750%	5/15/27	2,150,000	2,200,546
Verizon Communications Inc., Senior Notes	5.250%	4/2/35	1,710,000	1,738,643
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	207,255
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	630,000	493,911
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	253,014
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	359,474
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	360,000	223,816
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	380,000	365,073
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	360,000	214,432
Total Diversified Telecommunication Services				14,166,558
Entertainment — 0.2%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	950,000	963,723 (a)
Walt Disney Co., Senior Notes	5.400%	10/1/43	270,000	270,540
Total Entertainment				1,234,263
Interactive Media & Services — 1.9%
Alphabet Inc., Senior Notes	4.375%	11/15/32	360,000	361,325
Alphabet Inc., Senior Notes	4.700%	11/15/35	1,090,000	1,090,694
Alphabet Inc., Senior Notes	5.350%	11/15/45	440,000	437,557
Alphabet Inc., Senior Notes	5.250%	5/15/55	1,230,000	1,178,936
Alphabet Inc., Senior Notes	5.450%	11/15/55	440,000	431,939
Meta Platforms Inc., Senior Notes	4.600%	11/15/32	310,000	312,582
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	1,315,000	1,313,748
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	1,710,000	1,661,477
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	1,400,000	1,344,740
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	2,600,000	2,482,219
Total Interactive Media & Services				10,615,217
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — 1.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	520,000	$547,106
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	6/1/41	830,000	591,103
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	250,000	173,764
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.700%	12/1/55	40,000	38,381
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	260,000	155,163
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.950%	6/30/62	240,000	144,519
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	227,585
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	149,978
Comcast Corp., Senior Notes	6.050%	5/15/55	1,150,000	1,137,115
Comcast Corp., Senior Notes	2.937%	11/1/56	823,000	462,961
Comcast Corp., Senior Notes	4.950%	10/15/58	560,000	465,045
Fox Corp., Senior Notes	5.476%	1/25/39	630,000	632,325
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	52,740
Paramount Global, Senior Notes	7.875%	7/30/30	1,250,000	1,352,725
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	1,078,000	1,245,991
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	623,228
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	830,000	889,806
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	900,000	911,282
Total Media				9,800,817
Wireless Telecommunication Services — 0.8%
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	760,000	694,539
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	410,000	363,346
T-Mobile USA Inc., Senior Notes	5.300%	5/15/35	1,340,000	1,374,475
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	150,000	134,627
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	930,000	693,383
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	810,000	542,048
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	750,000	$752,425
Total Wireless Telecommunication Services				4,554,843

Total Communication Services				40,371,698
Consumer Discretionary — 6.4%
Automobiles — 1.2%
Ford Holdings LLC, Senior Notes	9.300%	3/1/30	300,000	340,342
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	780,000	714,963
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	210,000	225,649
General Motors Co., Senior Notes	5.600%	10/15/32	738,000	772,224
General Motors Co., Senior Notes	6.600%	4/1/36	500,000	544,701
General Motors Co., Senior Notes	6.750%	4/1/46	550,000	590,122
General Motors Co., Senior Notes	5.950%	4/1/49	190,000	184,698
Hyundai Capital America, Senior Notes	5.400%	1/8/31	320,000	330,665 (a)
Hyundai Capital America, Senior Notes	5.400%	6/24/31	710,000	735,024 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,480,000	1,280,200 (a)
Toyota Motor Credit Corp., Senior Notes	4.800%	5/15/30	580,000	595,337
Total Automobiles				6,313,925
Broadline Retail — 1.7%
Alibaba Group Holding Ltd., Senior Notes	2.125%	2/9/31	640,000	581,872
Alibaba Group Holding Ltd., Senior Notes	5.250%	5/26/35	200,000	208,537
Alibaba Group Holding Ltd., Senior Notes	2.700%	2/9/41	500,000	367,811
Alibaba Group Holding Ltd., Senior Notes	3.150%	2/9/51	1,030,000	700,163
Amazon.com Inc., Senior Notes	1.650%	5/12/28	2,460,000	2,348,721
Amazon.com Inc., Senior Notes	4.350%	3/20/33	360,000	358,932
Amazon.com Inc., Senior Notes	4.650%	11/20/35	1,070,000	1,066,091
Amazon.com Inc., Senior Notes	5.450%	11/20/55	500,000	488,366
Amazon.com Inc., Senior Notes	5.550%	11/20/65	1,180,000	1,145,511
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	720,000	667,019
MercadoLibre Inc., Senior Notes	4.900%	1/15/33	1,660,000	1,646,037
Total Broadline Retail				9,579,060
Diversified Consumer Services — 0.3%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	590,000	375,656
Leland Stanford Junior University, Secured Notes	4.146%	8/1/30	1,380,000	1,388,361
Total Diversified Consumer Services				1,764,017
Hotels, Restaurants & Leisure — 2.7%
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	1,126,000	1,127,407 (a)
Carnival Corp., Senior Notes	5.125%	5/1/29	1,130,000	1,143,096 (a)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Carnival Corp., Senior Notes	5.750%	3/15/30	530,000	$545,506 (a)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	810,000	851,921
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,740,000	2,390,650 (a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	670,000	654,582
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	50,000	52,252
McDonald’s Corp., Senior Notes	4.450%	3/1/47	530,000	453,790
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	770,000	762,844 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	360,000	361,246 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	350,000	356,455 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	520,000	538,259 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	410,000	421,417 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	660,000	663,014
Sands China Ltd., Senior Notes	3.800%	1/8/26	1,411,000	1,410,934
Sands China Ltd., Senior Notes	3.800%	1/8/26	150,000	149,993 (b)
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,830,000	1,866,075
Sands China Ltd., Senior Notes	4.375%	6/18/30	870,000	859,209 (b)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	416,373 (a)
Total Hotels, Restaurants & Leisure				15,025,023
Household Durables — 0.2%
TopBuild Corp., Senior Notes	5.625%	1/31/34	870,000	880,546 (a)
Specialty Retail — 0.3%
Dick’s Sporting Goods Inc., Senior Notes	4.000%	10/1/29	1,150,000	1,128,225 (a)
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	4,895
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	700,000	445,469
Total Specialty Retail				1,578,589

Total Consumer Discretionary				35,141,160
Consumer Staples — 3.8%
Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	1,410,000	1,442,996
Coca-Cola Co., Senior Notes	5.200%	1/14/55	440,000	424,527
Total Beverages				1,867,523
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.500%	3/15/29	800,000	769,350 (a)
Kroger Co., Senior Notes	5.500%	9/15/54	1,090,000	1,039,121
Total Consumer Staples Distribution & Retail				1,808,471
Food Products — 0.9%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	760,000	783,173 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — continued
J M Smucker Co., Senior Notes	6.200%	11/15/33	560,000	$607,290
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	5.950%	4/20/35	1,380,000	1,452,434 (a)
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group, Senior Notes	6.375%	2/25/55	360,000	367,306 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	1,330,000	1,367,499 (a)
Mars Inc., Senior Notes	5.700%	5/1/55	560,000	558,231 (a)
Total Food Products				5,135,933
Household Products — 0.8%
Procter & Gamble Co., Senior Notes	4.100%	11/3/32	2,225,000	2,213,084
Procter & Gamble Co., Senior Notes	4.350%	11/3/35	2,120,000	2,093,436
Total Household Products				4,306,520
Personal Care Products — 0.3%
L’Oreal SA, Senior Notes	5.000%	5/20/35	1,380,000	1,411,323 (a)
Tobacco — 1.2%
Altria Group Inc., Senior Notes	2.450%	2/4/32	860,000	761,346
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,480,000	1,145,378
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	50,184
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	150,727
Altria Group Inc., Senior Notes	5.950%	2/14/49	390,000	391,198
BAT Capital Corp., Senior Notes	2.259%	3/25/28	150,000	144,386
BAT Capital Corp., Senior Notes	6.000%	2/20/34	640,000	685,522
BAT Capital Corp., Senior Notes	7.081%	8/2/53	170,000	192,935
BAT Capital Corp., Senior Notes	6.250%	8/15/55	650,000	674,165
BAT International Finance PLC, Senior Notes	5.931%	2/2/29	90,000	94,568
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	140,000	145,149
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	480,000	496,302
Philip Morris International Inc., Senior Notes	4.250%	11/10/44	440,000	374,578
Reynolds American Inc., Senior Notes	8.125%	5/1/40	610,000	724,580
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000	533,074
Total Tobacco				6,564,092

Total Consumer Staples				21,093,862
Energy — 8.1%
Oil, Gas & Consumable Fuels — 8.1%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	1,350,000	1,369,486 (a)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	700,000	722,252 (c)(d)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	570,000	525,265
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	560,000	$572,839 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	400,000	391,820 (a)
Coterra Energy Operating Co., Senior Notes	4.375%	3/15/29	1,740,000	1,686,992
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	390,000	358,741
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,230,000	1,284,649
Ecopetrol SA, Senior Notes	8.375%	1/19/36	510,000	525,193
Ecopetrol SA, Senior Notes	5.875%	11/2/51	400,000	288,846
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	655,000	670,232
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	685,000	690,911 (c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 2/15/36 then 5 year Treasury Constant Maturity Rate + 2.475%)	6.750%	2/15/56	910,000	913,966 (d)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	1,180,000	1,192,894 (a)
Energy Transfer LP, Senior Notes	5.250%	4/15/29	140,000	143,907
Energy Transfer LP, Senior Notes	8.250%	11/15/29	961,000	1,084,683
Energy Transfer LP, Senior Notes	5.550%	5/15/34	520,000	535,154
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	122,352
Energy Transfer LP, Senior Notes	6.125%	12/15/45	230,000	226,001
Energy Transfer LP, Senior Notes	5.950%	5/15/54	500,000	474,828
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	275,457
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	310,000	255,128
Enterprise Products Operating LLC, Senior Notes	3.300%	2/15/53	720,000	482,837
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	550,000	402,428
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	7.099%	8/16/77	2,020,000	2,020,295 (d)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	1,840,000	1,834,663 (d)
Expand Energy Corp., Senior Notes	6.750%	4/15/29	880,000	885,235 (a)
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	1,640,000	1,456,224 (a)
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	490,000	509,824 (a)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	1,770,000	1,706,944 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	940,000	984,446 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Gulfstream Natural Gas System LLC, Senior Notes	5.600%	7/23/35	1,370,000	$1,407,542 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	780,000	705,127 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	449,208
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.639%	9/30/29	2,260,811	2,351,243 (a)(d)(e)(f)
Occidental Petroleum Corp., Senior Notes	7.125%	10/15/27	550,000	578,311
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,000,000	1,144,227
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	860,000	1,016,272
ONEOK Inc., Senior Notes	6.625%	9/1/53	790,000	828,197
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	250,000	247,490
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	690,000	568,776
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.223%	1/30/26	2,272,000	2,280,195 (c)(d)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	166,140
Sunoco LP, Senior Notes	5.625%	3/15/31	1,130,000	1,138,867 (a)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	1,340,000	1,283,411
Targa Resources Corp., Senior Notes	6.500%	3/30/34	420,000	458,540
Targa Resources Corp., Senior Notes	5.500%	2/15/35	170,000	174,232
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.100%	3/15/36	940,000	946,760 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	960,000	843,470
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	370,000	379,161 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	890,000	908,824
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	90,000	88,211
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	30,000	31,834
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,100,000	1,005,073
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	280,000	247,473
Williams Cos. Inc., Senior Notes	5.300%	9/30/35	450,000	457,938

Total Energy				44,301,014
Financials — 29.8%
Banks — 14.7%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander Mexico, SAB de CV, Senior Notes	5.621%	12/10/29	810,000	843,615 (a)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,000,000	$1,208,133 (c)(d)
Banco Santander SA, Senior Notes	4.551%	11/6/30	2,400,000	2,403,140
Banco Santander SA, Senior Notes	5.439%	7/15/31	1,400,000	1,470,771
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	480,000	431,326 (d)
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	1,370,000	1,225,456 (d)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	1,170,000	1,055,525 (d)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	450,000	419,468 (d)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	340,000	251,018 (d)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	1,720,000	1,578,802 (d)
Bank of America Corp., Senior Notes (2.831% to 10/24/50 then SOFR + 1.880%)	2.831%	10/24/51	260,000	166,007 (d)
Bank of America Corp., Senior Notes (2.884% to 10/22/29 then 3 mo. Term SOFR + 1.452%)	2.884%	10/22/30	830,000	790,137 (d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	140,000	117,741 (d)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	90,000	78,306 (d)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	2,610,000	2,722,809 (d)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	1,580,000	1,387,014 (d)
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	3,290,000	3,371,257 (d)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	870,000	924,579 (d)
Barclays PLC, Senior Notes (5.785% to 2/25/35 then SOFR + 1.590%)	5.785%	2/25/36	480,000	502,640 (d)
Barclays PLC, Senior Notes (5.860% to 8/11/45 then SOFR + 1.830%)	5.860%	8/11/46	290,000	297,341 (d)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Senior Notes	5.250%	9/10/29	2,350,000	2,410,278 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
BNP Paribas SA, Junior Subordinated Notes (6.875% to 12/15/33 then 5 year Treasury Constant Maturity Rate + 2.853%)	6.875%	12/15/33	1,920,000	$1,929,133 (a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	550,000	583,170 (a)(c)(d)
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	1,250,000	1,338,542 (a)(c)(d)
CaixaBank SA, Senior Notes (5.581% to 7/3/35 then SOFR + 1.790%)	5.581%	7/3/36	820,000	842,818 (a)(d)
Citibank NA, Senior Notes	5.570%	4/30/34	1,130,000	1,195,659
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	2,810,000	2,856,876 (c)(d)
Citigroup Inc., Senior Notes	8.125%	7/15/39	407,000	522,215
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	360,000	326,831 (d)
Citigroup Inc., Senior Notes (4.503% to 9/11/30 then SOFR + 1.171%)	4.503%	9/11/31	1,710,000	1,715,759 (d)
Citigroup Inc., Senior Notes (5.174% to 9/11/35 then SOFR + 1.488%)	5.174%	9/11/36	1,720,000	1,736,833 (d)
Citigroup Inc., Senior Notes (5.333% to 3/27/35 then SOFR + 1.465%)	5.333%	3/27/36	160,000	163,749 (d)
Comerica Inc., Senior Notes (5.982% to 1/30/29 then SOFR + 2.155%)	5.982%	1/30/30	1,380,000	1,439,884 (d)
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	1,660,000	1,658,447 (a)(d)
DNB Bank ASA, Senior Notes (4.384% to 11/4/30 then SOFR + 1.049%)	4.384%	11/4/31	1,480,000	1,474,727 (a)(d)
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	509,546 (d)
HSBC Holdings PLC, Senior Notes (2.871% to 11/22/31 then SOFR + 1.410%)	2.871%	11/22/32	300,000	272,791 (d)
HSBC Holdings PLC, Senior Notes (5.130% to 11/19/27 then SOFR + 1.040%)	5.130%	11/19/28	660,000	672,438 (d)
HSBC Holdings PLC, Senior Notes (5.133% to 11/6/35 then SOFR + 1.430%)	5.133%	11/6/36	740,000	742,308 (d)
HSBC Holdings PLC, Senior Notes (5.286% to 11/19/29 then SOFR + 1.290%)	5.286%	11/19/30	3,230,000	3,333,736 (d)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
HSBC Holdings PLC, Senior Notes (5.450% to 3/3/35 then SOFR + 1.560%)	5.450%	3/3/36	1,190,000	$1,228,284 (d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	1,320,000	1,372,630 (c)(d)
JPMorgan Chase & Co., Senior Notes (3.897% to 1/23/48 then 3 mo. Term SOFR + 1.482%)	3.897%	1/23/49	720,000	574,854 (d)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. Term SOFR + 1.642%)	3.964%	11/15/48	400,000	322,211 (d)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	720,000	611,550 (d)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	700,000	703,928 (d)
JPMorgan Chase & Co., Senior Notes (4.810% to 10/22/35 then SOFR + 1.190%)	4.810%	10/22/36	1,390,000	1,380,754 (d)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	1,860,000	1,919,586 (d)
JPMorgan Chase & Co., Senior Notes (5.502% to 1/24/35 then SOFR + 1.315%)	5.502%	1/24/36	1,660,000	1,735,936 (d)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	1,250,000	1,270,263 (d)
JPMorgan Chase & Co., Senior Notes (5.766% to 4/22/34 then SOFR + 1.490%)	5.766%	4/22/35	1,860,000	1,983,117 (d)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	620,000	681,810 (d)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	650,000	613,384 (d)
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	450,000	455,070 (c)(d)
Lloyds Banking Group PLC, Senior Notes (4.943% to 11/4/35 then 1 year Treasury Constant Maturity Rate + 0.970%)	4.943%	11/4/36	900,000	890,776 (d)
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.559%	2/25/30	2,730,000	2,553,297
NatWest Group PLC, Senior Notes (5.115% to 5/23/30 then 1 year Treasury Constant Maturity Rate + 1.050%)	5.115%	5/23/31	1,900,000	1,951,981 (d)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Nordea Bank Abp, Junior Subordinated Notes (6.300% to 3/25/32 then 5 year Treasury Constant Maturity Rate + 2.660%)	6.300%	9/25/31	940,000	$963,785 (a)(c)(d)
PNC Financial Services Group Inc., Senior Notes (4.812% to 10/21/31 then SOFR + 1.259%)	4.812%	10/21/32	1,120,000	1,140,280 (d)
Santander UK Group Holdings PLC, Senior Notes (5.136% to 9/22/35 then SOFR + 1.578%)	5.136%	9/22/36	470,000	468,944 (d)
Synovus Financial Corp., Senior Notes (6.168% to 11/1/29 then SOFR + 2.347%)	6.168%	11/1/30	880,000	914,828 (d)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,170,000	1,234,735 (d)
Truist Financial Corp., Senior Notes (4.964% to 10/23/35 then SOFR + 1.395%)	4.964%	10/23/36	790,000	781,884 (d)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	1,650,000	1,420,843 (d)
Wells Fargo & Co., Senior Notes (5.150% to 4/23/30 then SOFR + 1.500%)	5.150%	4/23/31	2,110,000	2,178,472 (d)
Wells Fargo & Co., Senior Notes (5.211% to 12/3/34 then SOFR + 1.380%)	5.211%	12/3/35	1,970,000	2,013,323 (d)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	1,141,000	1,187,491 (d)
Wells Fargo & Co., Senior Notes (5.605% to 4/23/35 then SOFR + 1.740%)	5.605%	4/23/36	1,330,000	1,394,545 (d)
Total Banks				80,919,386
Capital Markets — 7.1%
Ares Capital Corp., Senior Notes	5.500%	9/1/30	2,260,000	2,276,049
Ares Management Corp., Senior Notes	5.600%	10/11/54	70,000	66,352
Carlyle Group Inc., Senior Notes	5.050%	9/19/35	850,000	838,411
CI Financial Corp., Senior Notes	7.500%	5/30/29	2,070,000	2,202,903 (a)
Credit Suisse AG AT1 Claim	—	—	22,790,000	0 *(e)(f)(g)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	560,000	572,814 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	1,350,000	1,409,318 (c)(d)
Goldman Sachs Group Inc., Senior Notes (4.939% to 10/21/35 then SOFR + 1.330%)	4.939%	10/21/36	2,808,000	2,788,633 (d)
Goldman Sachs Group Inc., Senior Notes (5.016% to 10/23/34 then SOFR + 1.420%)	5.016%	10/23/35	5,340,000	5,370,482 (d)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (5.330% to 7/23/34 then SOFR + 1.550%)	5.330%	7/23/35	1,520,000	$1,562,270 (d)
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	770,000	799,608 (d)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	1,060,000	1,127,347 (d)
Golub Capital Private Credit Fund, Senior Notes	5.450%	8/15/28	770,000	775,647 (a)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	300,000	235,239 (d)
Morgan Stanley, Senior Notes (4.892% to 10/22/35 then SOFR + 1.314%)	4.892%	10/22/36	2,450,000	2,429,247 (d)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	1,400,000	1,441,655 (d)
Morgan Stanley, Senior Notes (5.516% to 11/19/54 then SOFR + 1.710%)	5.516%	11/19/55	160,000	158,263 (d)
Morgan Stanley, Senior Notes (5.587% to 1/18/35 then SOFR + 1.418%)	5.587%	1/18/36	1,170,000	1,223,079 (d)
Morgan Stanley, Senior Notes (5.664% to 4/17/35 then SOFR + 1.757%)	5.664%	4/17/36	670,000	703,698 (d)
Morgan Stanley, Senior Notes (6.342% to 10/18/32 then SOFR + 2.560%)	6.342%	10/18/33	600,000	657,803 (d)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	3,300,000	2,902,986 (d)
Morgan Stanley, Subordinated Notes (5.942% to 2/7/34 then 5 year Treasury Constant Maturity Rate + 1.800%)	5.942%	2/7/39	770,000	809,642 (d)
Northern Trust Corp., Subordinated Notes (5.117% to 11/19/35 then 5 year Treasury Constant Maturity Rate + 1.050%)	5.117%	11/19/40	390,000	389,614 (d)
Nuveen LLC, Senior Notes	5.550%	1/15/30	850,000	886,144 (a)
Nuveen LLC, Senior Notes	5.850%	4/15/34	870,000	915,380 (a)
Raymond James Financial Inc., Senior Notes	5.650%	9/11/55	2,190,000	2,145,248
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	1,050,000	1,076,617 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	610,000	671,121 (a)(c)(d)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	930,000	1,091,194 (a)(c)(d)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Senior Notes (5.010% to 3/23/36 then SOFR + 1.340%)	5.010%	3/23/37	890,000	$882,499 (a)(d)
UBS Group AG, Senior Notes (5.580% to 5/9/35 then SOFR + 1.760%)	5.580%	5/9/36	440,000	457,699 (a)(d)
Total Capital Markets				38,866,962
Consumer Finance — 1.4%
American Express Co., Senior Notes (4.918% to 7/20/32 then SOFR + 1.220%)	4.918%	7/20/33	2,730,000	2,779,246 (d)
American Express Co., Senior Notes (5.667% to 4/25/35 then SOFR + 1.790%)	5.667%	4/25/36	1,200,000	1,267,497 (d)
Midcap Financial Issuer Trust, Junior Subordinated Notes (1 mo. Term SOFR + 3.750%)	7.430%	1/15/56	2,540,000	2,540,000 (a)(d)(e)(h)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	1,110,000	1,110,000 (a)(e)(h)
Total Consumer Finance				7,696,743
Financial Services — 2.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	11/15/35	430,000	426,090
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	1,540,000	1,259,169
Apollo Global Management Inc., Senior Notes (6.000% to 12/15/34 then 5 year Treasury Constant Maturity Rate + 2.168%)	6.000%	12/15/54	390,000	386,996 (d)
ILFC E-Capital Trust I, Ltd. GTD	6.350%	12/21/65	5,594,000	4,701,817 (a)(d)
ILFC E-Capital Trust II, Ltd. GTD	6.600%	12/21/65	260,000	225,189 (a)(d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,040,000	1,093,405 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	1,090,000	1,109,871 (a)
LPL Holdings Inc., Senior Notes	6.750%	11/17/28	360,000	384,341
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	1,400,000	1,435,789
LPL Holdings Inc., Senior Notes	5.750%	6/15/35	450,000	463,473
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	890,000	877,623 (a)
Vanguard Group Inc.	3.250%	8/22/60	5,000,000	2,962,979
Total Financial Services				15,326,742
Insurance — 3.5%
AIA Group Ltd., Subordinated Notes	4.950%	3/30/35	450,000	453,460 (a)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Allianz SE, Junior Subordinated Notes (6.550% to 4/30/34 then 5 year Treasury Constant Maturity Rate + 2.317%)	6.550%	10/30/33	600,000	$625,279 (a)(c)(d)
Americo Life Inc., Senior Notes	3.450%	4/15/31	490,000	443,958 (a)
AmFam Holdings Inc., Senior Notes	3.833%	3/11/51	360,000	243,103 (a)
Aon North America Inc., Senior Notes	5.450%	3/1/34	40,000	41,582
Aon North America Inc., Senior Notes	5.750%	3/1/54	440,000	438,094
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	810,000	840,882 (a)
Athene Holding Ltd., Junior Subordinated Notes (6.875% to 6/28/35 then 5 year Treasury Constant Maturity Rate + 2.582%)	6.875%	6/28/55	1,270,000	1,269,690 (d)
Athene Holding Ltd., Senior Notes	6.250%	4/1/54	30,000	29,210
Athene Holding Ltd., Senior Notes	6.625%	5/19/55	250,000	254,814
Brown & Brown Inc., Senior Notes	5.550%	6/23/35	110,000	112,861
Dai-ichi Life Insurance Co. Ltd., Subordinated Notes (6.200% to 1/16/35 then 5 year Treasury Constant Maturity Rate + 2.515%)	6.200%	1/16/35	1,060,000	1,111,589 (a)(c)(d)
Global Atlantic Fin Co., Senior Notes (7.250% to 3/1/31 then 5 year Treasury Constant Maturity Rate + 3.550%)	7.250%	3/1/56	1,730,000	1,738,931 (a)(d)
Manulife Financial Corp., Senior Notes	4.986%	12/11/35	2,170,000	2,165,501
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	1,140,000	1,155,260
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	250,000	169,576 (a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	670,000	541,453 (a)
Meiji Yasuda Life Insurance Co., Subordinated Notes (6.100% to 6/11/35 then 5 year Treasury Constant Maturity Rate + 2.911%)	6.100%	6/11/55	1,890,000	1,961,888 (a)(d)
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	820,000	865,207 (d)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	730,000	542,801 (a)
Nippon Life Insurance Co., Subordinated Notes (2.750% to 1/21/31 then 5 year Treasury Constant Maturity Rate + 2.653%)	2.750%	1/21/51	1,190,000	1,076,277 (a)(d)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	304,412 (a)(d)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	850,000	$915,802 (a)(d)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	660,000	513,387 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.170%	5/29/55	810,000	860,434 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	170,000	139,757 (a)
Wynnton Funding Trust II, Senior Notes	5.991%	8/15/55	740,000	747,176 (a)
Total Insurance				19,562,384
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Blackstone Holdings Finance Co. LLC, Senior Notes	2.850%	8/5/51	1,980,000	1,243,306 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	530,000	542,719
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	110,000	116,707 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				1,902,732

Total Financials				164,274,949
Health Care — 5.0%
Biotechnology — 1.2%
AbbVie Inc., Senior Notes	3.200%	11/21/29	2,700,000	2,619,113
AbbVie Inc., Senior Notes	5.400%	3/15/54	450,000	437,869
AbbVie Inc., Senior Notes	5.500%	3/15/64	560,000	544,379
Amgen Inc., Senior Notes	5.250%	3/2/30	2,100,000	2,180,673
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	299,536
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	290,352
Amgen Inc., Senior Notes	5.650%	3/2/53	420,000	411,547
Total Biotechnology				6,783,469
Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., Senior Notes	4.875%	5/15/44	91,000	80,915
Solventum Corp., Senior Notes	5.900%	4/30/54	575,000	577,980
Total Health Care Equipment & Supplies				658,895
Health Care Providers & Services — 2.5%
Centene Corp., Senior Notes	4.625%	12/15/29	270,000	262,074
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	1,100,000	980,045 (a)
Cigna Group, Senior Notes	3.200%	3/15/40	520,000	412,228
Cigna Group, Senior Notes	5.600%	2/15/54	300,000	291,133
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	$86,766
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	577,966
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	1,410,000	1,436,925
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	540,000	404,530
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	890,000	934,231 (d)
CVS Health Corp., Senior Notes	5.700%	6/1/34	310,000	324,964
CVS Health Corp., Senior Notes	4.780%	3/25/38	460,000	434,396
CVS Health Corp., Senior Notes	5.050%	3/25/48	610,000	538,085
CVS Health Corp., Senior Notes	6.050%	6/1/54	560,000	557,157
Horizon Mutual Holdings Inc., Senior Notes	6.200%	11/15/34	1,110,000	1,074,211 (a)
Humana Inc., Senior Notes	5.875%	3/1/33	210,000	220,698
Humana Inc., Senior Notes	4.950%	10/1/44	610,000	540,560
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	491,016
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	208,629
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	125,882
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	320,000	209,985
Laboratory Corp. of America Holdings, Senior Notes	4.800%	10/1/34	360,000	357,652
Orlando Health Obligated Group, Senior Notes	5.475%	10/1/35	550,000	574,926
UnitedHealth Group Inc., Senior Notes	5.300%	6/15/35	450,000	466,087
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	520,000	389,401
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	380,000	377,412
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	860,000	812,142
UnitedHealth Group Inc., Senior Notes	5.950%	6/15/55	370,000	380,190
Total Health Care Providers & Services				13,469,291
Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	220,000	220,637
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	320,000	314,484
Eli Lilly & Co., Senior Notes	4.000%	10/15/28	2,200,000	2,215,194
Merck & Co. Inc., Senior Notes	4.150%	3/15/31	150,000	149,571
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.450%	5/19/28	3,200,000	3,242,842
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	228,000	225,879
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	427,000	$432,172
Total Pharmaceuticals				6,800,779

Total Health Care				27,712,434
Industrials — 6.6%
Aerospace & Defense — 2.7%
Avolon Holdings Funding Ltd., Senior Notes	4.950%	10/15/32	2,270,000	2,249,859 (a)
Boeing Co., Senior Notes	6.528%	5/1/34	2,040,000	2,257,689
Boeing Co., Senior Notes	3.300%	3/1/35	530,000	461,468
Boeing Co., Senior Notes	3.750%	2/1/50	1,110,000	808,292
Boeing Co., Senior Notes	6.858%	5/1/54	680,000	764,237
General Dynamics Corp., Senior Notes	4.250%	4/1/40	490,000	449,474
Hexcel Corp., Senior Notes	5.875%	2/26/35	1,460,000	1,531,448
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	680,000	699,205
Howmet Aerospace Inc., Senior Notes	4.550%	11/15/32	1,250,000	1,255,998
L3Harris Technologies Inc., Senior Notes	7.000%	1/15/26	800,000	800,563
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	290,000	231,939
Lockheed Martin Corp., Senior Notes	5.700%	11/15/54	910,000	919,756
Lockheed Martin Corp., Senior Notes	4.300%	6/15/62	360,000	284,328
Northrop Grumman Corp., Senior Notes	5.150%	5/1/40	560,000	557,067
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	200,000	189,266
RTX Corp., Senior Notes	6.100%	3/15/34	20,000	21,892
RTX Corp., Senior Notes	4.050%	5/4/47	20,000	16,218
RTX Corp., Senior Notes	4.625%	11/16/48	400,000	349,765
RTX Corp., Senior Notes	3.125%	7/1/50	390,000	262,834
RTX Corp., Senior Notes	3.030%	3/15/52	960,000	626,565
Total Aerospace & Defense				14,737,863
Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	5.950%	5/14/55	550,000	568,117
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	5.900%	3/15/34	291,000	312,291
Commercial Services & Supplies — 0.4%
Rollins Inc., Senior Notes	5.250%	2/24/35	650,000	663,502
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,370,000	1,416,916 (a)
Total Commercial Services & Supplies				2,080,418
Construction & Engineering — 0.3%
AECOM, Senior Notes	6.000%	8/1/33	1,030,000	1,056,193 (a)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Construction & Engineering — continued
LBJ Infrastructure Group LLC, Senior Secured Notes	3.797%	12/31/57	910,000	$638,369 (a)
Total Construction & Engineering				1,694,562
Ground Transportation — 0.5%
Burlington Northern Santa Fe LLC, Senior Notes	4.400%	3/15/42	510,000	456,741
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	422,755
Uber Technologies Inc., Senior Notes	4.800%	9/15/35	940,000	935,628
Union Pacific Corp., Senior Notes	5.600%	12/1/54	40,000	39,918
Union Pacific Corp., Senior Notes	2.973%	9/16/62	1,070,000	628,523
Union Pacific Corp., Senior Notes	3.750%	2/5/70	400,000	270,677
Union Pacific Corp., Senior Notes	3.799%	4/6/71	250,000	172,053
Total Ground Transportation				2,926,295
Industrial Conglomerates — 0.2%
General Electric Co., Senior Notes	4.900%	1/29/36	1,200,000	1,218,949
Passenger Airlines — 2.2%
Air Canada Pass-Through Trust	3.750%	12/15/27	352,233	347,625 (a)
Alaska Airlines Pass-Through Trust	4.800%	8/15/27	568,535	572,240 (a)
American Airlines Pass-Through Trust	3.375%	5/1/27	255,058	251,933
American Airlines Pass-Through Trust	5.650%	11/11/34	450,000	453,413
American Airlines Pass-Through Trust	4.900%	5/11/38	620,000	617,320
British Airways Pass-Through Trust	3.350%	6/15/29	246,863	240,319 (a)
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	640,000	626,851
Southwest Airlines Co., Senior Notes	5.250%	11/15/35	1,660,000	1,624,279
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,860,000	2,849,611 (a)
United Airlines Pass-Through Trust	3.100%	10/7/28	1,342,937	1,285,064
United Airlines Pass-Through Trust	5.800%	1/15/36	2,379,076	2,493,684
United Airlines Pass-Through Trust	5.875%	2/15/37	637,244	654,925
Total Passenger Airlines				12,017,264
Trading Companies & Distributors — 0.2%
Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	960,000	916,363 (c)(d)

Total Industrials				36,472,122
Information Technology — 4.4%
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Senior Notes	4.625%	2/15/36	1,070,000	1,048,716
Amphenol Corp., Senior Notes	5.300%	11/15/55	510,000	487,566
Total Electronic Equipment, Instruments & Components				1,536,282
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices Inc., Senior Notes	5.300%	4/1/54	320,000	$308,268
Broadcom Inc., Senior Notes	5.050%	7/12/29	1,350,000	1,390,294
Broadcom Inc., Senior Notes	5.200%	4/15/32	1,040,000	1,080,075
Broadcom Inc., Senior Notes	5.200%	7/15/35	390,000	399,727
Broadcom Inc., Senior Notes	3.187%	11/15/36	991,000	840,833 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	630,000	622,083 (a)
Broadcom Inc., Senior Notes	4.900%	2/15/38	850,000	833,725
Foundry JV Holdco LLC, Senior Secured Notes	6.150%	1/25/32	820,000	869,589 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	1,400,000	1,466,128 (a)
Intel Corp., Senior Notes	2.800%	8/12/41	580,000	406,599
Intel Corp., Senior Notes	4.900%	8/5/52	560,000	464,207
Intel Corp., Senior Notes	3.200%	8/12/61	400,000	228,477
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	190,705
Micron Technology Inc., Senior Notes	2.703%	4/15/32	600,000	538,341
Micron Technology Inc., Senior Notes	5.800%	1/15/35	300,000	316,313
Micron Technology Inc., Senior Notes	6.050%	11/1/35	820,000	875,338
Micron Technology Inc., Senior Notes	3.366%	11/1/41	80,000	61,368
QUALCOMM Inc., Senior Notes	4.500%	5/20/52	260,000	221,531
TSMC Arizona Corp., Senior Notes	3.125%	10/25/41	550,000	443,504
TSMC Arizona Corp., Senior Notes	3.250%	10/25/51	650,000	491,618
Total Semiconductors & Semiconductor Equipment				12,048,723
Software — 1.6%
Autodesk Inc., Senior Notes	5.300%	6/15/35	420,000	431,744
Oracle Corp., Senior Notes	4.700%	9/27/34	560,000	519,486
Oracle Corp., Senior Notes	5.200%	9/26/35	180,000	172,519
Oracle Corp., Senior Notes	5.875%	9/26/45	1,200,000	1,084,352
Oracle Corp., Senior Notes	4.000%	7/15/46	1,800,000	1,249,144
Oracle Corp., Senior Notes	6.900%	11/9/52	270,000	266,969
Oracle Corp., Senior Notes	5.550%	2/6/53	1,730,000	1,437,184
Oracle Corp., Senior Notes	6.000%	8/3/55	70,000	61,786
Oracle Corp., Senior Notes	5.950%	9/26/55	1,310,000	1,161,521
Synopsys Inc., Senior Notes	5.000%	4/1/32	620,000	634,038
Synopsys Inc., Senior Notes	5.150%	4/1/35	930,000	945,539
Synopsys Inc., Senior Notes	5.700%	4/1/55	620,000	615,693
Total Software				8,579,975
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	4.000%	5/12/28	1,000,000	1,008,540
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	377,000	457,180
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Technology Hardware, Storage & Peripherals — continued
Hewlett Packard Enterprise Co., Senior Notes	5.600%	10/15/54	490,000	$454,317
Total Technology Hardware, Storage & Peripherals				1,920,037

Total Information Technology				24,085,017
Materials — 3.5%
Chemicals — 0.4%
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	630,000	645,406
OCP SA, Senior Notes	3.750%	6/23/31	690,000	646,786 (a)
OCP SA, Senior Notes	5.125%	6/23/51	240,000	198,900 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	1,250,000	891,510 (a)
Total Chemicals				2,382,602
Construction Materials — 0.3%
Amrize Finance US LLC, Senior Notes	5.400%	4/7/35	630,000	650,030
CRH America Finance Inc., Senior Notes	5.600%	2/9/56	420,000	414,260
CRH SMW Finance DAC, Senior Notes	5.125%	1/9/30	810,000	835,405
Total Construction Materials				1,899,695
Metals & Mining — 2.7%
Anglo American Capital PLC, Senior Notes	5.750%	4/5/34	400,000	420,432 (a)
Antofagasta PLC, Senior Notes	5.625%	9/9/35	1,560,000	1,607,970 (a)
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	450,000	473,924
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	400,000	415,442 (a)
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	1,200,000	1,265,116 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	780,000	833,974 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	680,000	715,435 (a)
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	280,000	340,064
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	590,000	608,821
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	390,000	377,840
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,320,000	1,056,835 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	1,440,000	1,504,603 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	720,000	743,958 (a)
Rio Tinto Finance USA PLC, Senior Notes	5.250%	3/14/35	1,060,000	1,092,808
Southern Copper Corp., Senior Notes	5.250%	11/8/42	350,000	335,793
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	690,000	698,012
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	550,000	512,766
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,550,000	1,560,222
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	220,000	197,878
Total Metals & Mining				14,761,893
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Paper & Forest Products — 0.1%
Georgia-Pacific LLC, Senior Notes	4.950%	6/30/32	430,000	$442,706 (a)

Total Materials				19,486,896
Real Estate — 0.7%
Health Care REITs — 0.2%
Alexandria Real Estate Equities Inc., Senior Notes	2.000%	5/18/32	840,000	710,862
Alexandria Real Estate Equities Inc., Senior Notes	3.000%	5/18/51	370,000	226,535
Total Health Care REITs				937,397
Real Estate Management & Development — 0.1%
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	620,000	648,678 (a)
Residential REITs — 0.0%††
Invitation Homes Operating Partnership LP, Senior Notes	4.150%	4/15/32	60,000	58,267
Retail REITs — 0.0%††
Kimco Realty OP LLC, Senior Notes	2.250%	12/1/31	8,000	7,100
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	350,000	303,491 (a)
Total Retail REITs				310,591
Specialized REITs — 0.4%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	2,050,000	2,098,931 (a)

Total Real Estate				4,053,864
Utilities — 8.7%
Electric Utilities — 7.4%
Alliant Energy Corp., Junior Subordinated Notes (5.750% to 4/1/31 then 5 year Treasury Constant Maturity Rate + 2.077%)	5.750%	4/1/56	500,000	499,811 (d)
American Electric Power Co. Inc., Junior Subordinated Notes (6.050% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.940%)	6.050%	3/15/56	1,395,000	1,371,306 (d)
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	920,000	829,607 (a)
Baltimore Gas and Electric Co., Senior Notes	5.450%	6/1/35	660,000	684,254
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	849,000	748,843
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	120,000	114,598
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	650,000	728,380
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Commonwealth Edison Co., First Mortgage Bonds	5.950%	6/1/55	1,120,000	$1,165,588
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	280,000	303,696
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	570,000	590,633
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	730,000	786,837
Duke Energy Florida LLC, First Mortgage Bonds	5.875%	11/15/33	620,000	669,746
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	900,000	616,703
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	520,000	494,361
Duke Energy Indiana LLC, First Mortgage Bonds	5.900%	5/15/55	1,310,000	1,336,927
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	580,000	595,864
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	360,000	317,258
FirstEnergy Transmission LLC, Senior Notes	5.000%	1/15/35	430,000	432,263
Florida Power & Light Co., First Mortgage Bonds	3.150%	10/1/49	280,000	192,514
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	960,000	974,592
Georgia Power Co., Senior Notes	5.250%	3/15/34	790,000	815,871
Georgia Power Co., Senior Notes	5.200%	3/15/35	2,040,000	2,094,620
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	730,000	772,034 (a)
NextEra Energy Capital Holdings Inc., Senior Notes (6.375% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.053%)	6.375%	8/15/55	570,000	588,754 (d)
NextEra Energy Capital Holdings Inc., Senior Notes (6.500% to 8/15/35 then 5 year Treasury Constant Maturity Rate + 1.979%)	6.500%	8/15/55	400,000	421,642 (d)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	1,040,000	1,005,939 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	840,000	839,564 (a)
Ohio Edison Co., Senior Notes	4.950%	12/15/29	490,000	501,317 (a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	620,000	710,751
Oncor Electric Delivery Co. LLC, Secured Notes	5.800%	4/1/55	340,000	342,410 (a)
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	393,498
Oncor Electric Delivery Co. LLC, Senior Secured Notes	5.550%	6/15/54	710,000	689,674
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	630,000	611,146
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	12/1/27	400,000	394,099
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	690,000	621,852
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	1,260,000	$1,402,150
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	740,000	768,974
Pacific Gas and Electric Co., First Mortgage Bonds	4.750%	2/15/44	390,000	330,712
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	320,000	270,837
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	810,000	547,248
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	80,000	84,536
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	1,230,000	1,248,264
PacifiCorp, Junior Subordinated Notes (7.375% to 9/15/30 then 5 year Treasury Constant Maturity Rate + 3.319%)	7.375%	9/15/55	140,000	142,798 (d)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	360,000	373,194 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	130,000	131,027 (a)
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	600,000	625,258 (d)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	390,000	388,501
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.099%	6/1/52	70,000	65,533
Public Service Co. of Colorado, First Mortgage Bonds	5.150%	9/15/35	1,700,000	1,724,168
RWE Finance US LLC, Senior Notes	5.125%	9/18/35	1,200,000	1,193,722 (a)
RWE Finance US LLC, Senior Notes	5.875%	9/18/55	510,000	499,190 (a)
SCE Recovery Funding LLC, Senior Secured Notes	4.697%	6/15/40	1,046,452	1,043,171
Southern California Edison Co., First Mortgage Bonds	5.250%	3/15/30	500,000	513,069
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	920,000	825,672
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	650,000	495,589
Southern California Edison Co., First Mortgage Bonds	3.650%	2/1/50	690,000	482,905
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	430,000	433,551
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	268,000	$268,862 (d)
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	900,000	939,835 (d)
Southern Co., Senior Notes	4.850%	3/15/35	510,000	503,974
Trans-Allegheny Interstate Line Co., Senior Notes	5.000%	1/15/31	670,000	688,696 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.700%	12/30/34	330,000	340,851 (a)
Total Electric Utilities				40,589,239
Gas Utilities — 0.5%
Southern California Gas Co., First Mortgage Bonds	6.000%	6/15/55	1,100,000	1,130,968
Spire Inc., Junior Subordinated Notes (6.250% to 6/1/31 then 5 year Treasury Constant Maturity Rate + 2.556%)	6.250%	6/1/56	1,200,000	1,195,940 (d)
Spire Inc., Junior Subordinated Notes (6.450% to 6/1/36 then 5 year Treasury Constant Maturity Rate + 2.327%)	6.450%	6/1/56	590,000	588,492 (d)
Total Gas Utilities				2,915,400
Independent Power and Renewable Electricity Producers — 0.3%
AES Andes SA, Senior Notes	6.250%	3/14/32	730,000	761,666 (a)
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	700,000	694,119 (d)
TransAlta Corp., Senior Notes	6.500%	3/15/40	210,000	210,763
Total Independent Power and Renewable Electricity Producers				1,666,548
Multi-Utilities — 0.5%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	620,000	617,712
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	380,000	392,720
Northern States Power Co., First Mortgage Bonds	5.050%	5/15/35	700,000	713,798
Northern States Power Co., First Mortgage Bonds	5.650%	5/15/55	760,000	765,660
Total Multi-Utilities				2,489,890

Total Utilities				47,661,077
Total Corporate Bonds & Notes (Cost — $473,152,792)				464,654,093
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — 3.9%
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.634%	10/20/34	1,570,000	$1,570,742 (a)(d)
Apollo Aviation Securitization Equity Trust, 2024-1A A2	6.261%	5/16/49	1,045,298	1,075,583 (a)
Ares CLO Ltd., 2017-44A BRR (3 mo. Term SOFR + 1.750%)	5.655%	4/15/34	1,430,000	1,435,156 (a)(d)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	570,000	581,927
CLI Funding LLC, 2024-1A A	5.630%	7/20/49	1,372,888	1,386,026 (a)
Driven Brands Funding LLC, 2020-2A A2	3.237%	1/20/51	827,053	802,319 (a)
Goodgreen, 2022-1A A	3.840%	10/15/56	310,130	269,618 (a)
Goodgreen Trust, 2023-1A A	5.900%	1/17/61	652,093	652,135 (a)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	211,554	218,948 (a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	428,759	390,833 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	153,728	140,724 (a)
Jimmy Johns Funding LLC, 2022-1A A2I	4.077%	4/30/52	627,250	622,109 (a)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	1,106,750	1,057,110 (a)
Madison Park Funding Ltd., 2016-24A BR2 (3 mo. Term SOFR + 1.550%)	5.434%	10/20/29	1,507,793	1,510,462 (a)(d)
MVW LLC, 2021-1WA C	1.940%	1/22/41	397,881	384,696 (a)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	121,002	115,667 (a)
PFS Financing Corp., 2024-A A (30 Day Average SOFR + 0.850%)	4.834%	1/15/28	1,000,000	1,000,205 (a)(d)
PFS Financing Corp., 2024-A B (30 Day Average SOFR + 1.300%)	5.284%	1/15/28	570,000	570,120 (a)(d)
Point Broadband Funding LLC, 2025-1A A2	5.336%	7/20/55	700,000	706,064 (a)
Renew Financial, 2023-1A A	5.900%	11/20/58	1,675,388	1,650,341 (a)
Renew Financial, 2024-1A A	6.208%	11/20/59	1,878,986	1,881,415 (a)
Romark CLO Ltd., 2021-5A BR (3 mo. Term SOFR + 1.800%)	5.705%	1/15/35	1,370,000	1,373,425 (a)(d)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	8.615%	10/15/41	390,193	410,584 (a)(d)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	346,909	307,645 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	5.534%	7/20/32	1,280,000	1,278,690 (a)(d)

Total Asset-Backed Securities (Cost — $21,148,049)				21,392,544
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — 3.5%
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 C (1 mo. Term SOFR + 2.693%)	6.427%	1/20/43	470,000	$470,043 (a)(d)
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	529,613	532,613 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	761,136	765,318 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	1,326,393	1,380,780
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2025- MN12 M2 (30 Day Average SOFR + 2.750%)	6.624%	11/25/45	1,350,000	1,354,232 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.274%	10/25/41	1,950,000	1,985,058 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	5.674%	11/25/41	190,000	191,477 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M1 (30 Day Average SOFR + 0.850%)	4.724%	12/25/41	79,299	79,258 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	5.374%	10/25/43	672,304	673,616 (a)(d)
FS Commercial Mortgage Trust, 2023-4SZN B	7.544%	11/10/39	1,190,000	1,215,286 (a)(d)
Greystone CRE Notes, 2024-HC3 D (1 mo. Term SOFR + 5.333%)	9.083%	3/15/41	1,270,000	1,279,200 (a)(d)
GS Mortgage Securities Corp. Trust, 2023-SHIP A	4.322%	9/10/38	660,000	659,117 (a)(d)
GS Mortgage Securities Corp., 2023-SHIP B	4.936%	9/10/38	1,000,000	1,000,533 (a)(d)
MIC Trust, 2023-MIC A	8.437%	12/5/38	1,040,000	1,126,496 (a)(d)
NYC Commercial Mortgage Trust, 2025-28L E	6.693%	11/5/38	2,000,000	2,010,241 (a)(d)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	1,318,033	1,330,717 (a)
OBX Trust, 2024-NQM15 A2	5.570%	10/25/64	602,273	607,321 (a)
OBX Trust, 2024-NQM15 A3	5.722%	10/25/64	1,277,109	1,283,512 (a)
Redwood Funding Trust, 2025-3 A	6.231%	12/27/56	1,305,938	1,318,685 (a)

Total Collateralized Mortgage Obligations (Cost — $19,017,912)				19,263,503
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Sovereign Bonds — 3.5%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	194,595	$173,384
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	1,344,802	1,003,894
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	384,621	296,228 (a)
Total Argentina				1,473,506
Bahamas — 0.2%
Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	930,000	1,040,038 (a)
Bermuda — 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	660,000	601,260 (a)
Israel — 0.4%
Israel Government International Bond, Senior Notes	5.500%	3/12/34	2,140,000	2,219,729
Mexico — 1.6%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	2,000,000	2,039,680 (a)
Mexican Bonos, Senior Notes	8.500%	11/18/38	26,240,000 MXN	1,367,695
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	200,000	205,732
Mexico Government International Bond, Senior Notes	5.375%	3/22/33	1,220,000	1,213,290
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	2,240,000	2,275,280
Mexico Government International Bond, Senior Notes	6.625%	1/29/38	1,150,000	1,202,900
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	940,000	711,110
Total Mexico				9,015,687
Paraguay — 0.2%
Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	930,000	1,013,159 (a)
South Africa — 0.2%
Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	1,000,000	987,888 (a)
Republic of South Africa Government International Bond, Senior Notes	7.250%	12/11/55	240,000	238,318 (a)
Total South Africa				1,226,206
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Supranational — 0.5%
Africa Finance Corp., Senior Notes	5.550%	10/8/29	1,620,000	$1,664,272 (a)
African Export-Import Bank, Senior Notes	2.634%	5/17/26	1,010,000	1,001,558 (a)
Total Supranational				2,665,830

Total Sovereign Bonds (Cost — $18,754,011)				19,255,415
Municipal Bonds — 1.1%
California — 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	698,921
Regents of the University of California, CA, Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,520,000	1,016,627
Total California				1,715,548
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	262,388
New York — 0.4%
New York State Dormitory Authority Revenue, New York University, Series B	5.832%	7/1/55	1,270,000	1,329,284
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	718,533
Total New York				2,047,817
Ohio — 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	460,000	534,834
Texas — 0.2%
Texas State Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds, Series 2023	5.102%	4/1/35	1,322,946	1,358,649

Total Municipal Bonds (Cost — $6,375,809)				5,919,236
U.S. Government & Agency Obligations — 1.0%
U.S. Government Obligations — 1.0%
U.S. Treasury Bonds	4.750%	8/15/55	2,430,000	2,389,753
U.S. Treasury Notes	4.000%	11/15/35	3,480,000	3,430,247

Total U.S. Government & Agency Obligations (Cost — $5,847,647)				5,820,000
Senior Loans — 1.0%
Communication Services — 0.3%
Interactive Media & Services — 0.3%
X Corp., Term Loan B1 (6 mo. Term SOFR + 6.750%)	10.448%	10/26/29	815,592	803,069 (d)(j)(k)
X Corp., Term Loan B3	9.500%	10/26/29	1,070,000	1,068,277 (j)(k)

Total Communication Services				1,871,346
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 0.2%
Insurance — 0.2%
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.422%	5/6/31	1,259,516	$1,263,194 (d)(j)(k)

Materials — 0.2%
Paper & Forest Products — 0.2%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.566%	9/7/27	977,953	982,726 (d)(j)(k)
Schweitzer-Mauduit International Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	7.581%	4/20/28	134,624	133,950 (d)(j)(k)

Total Materials				1,116,676
Utilities — 0.3%
Electric Utilities — 0.1%
Talen Energy Supply LLC, 2025 Incremental Term Loan B (3 mo. Term SOFR + 2.000%)	5.672%	11/25/32	470,000	470,663 (d)(j)(k)
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.000%)	5.716%	4/30/31	1,063,650	1,055,008 (d)(j)(k)

Total Utilities				1,525,671
Total Senior Loans (Cost — $5,773,504)				5,776,887
			Shares
Preferred Stocks — 0.4%
Financials — 0.4%
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%)	7.303%		15,675	385,997 (d)
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.863%		47,622	1,168,644 (d)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.690%		24,654	525,870 (d)
Total Mortgage Real Estate Investment Trusts (REITs)				1,694,514

Total Preferred Stocks (Cost — $2,100,033)				2,080,511
Total Investments before Short-Term Investments (Cost — $552,169,757)				544,162,189
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Schedule of Investments (cont’d)
December 31, 2025
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value

Short-Term Investments — 0.4%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,211,675)	3.739%	2,211,675	$2,211,675 (l)(m)
Total Investments — 99.1% (Cost — $554,381,432)			546,373,864
Other Assets in Excess of Liabilities — 0.9%			4,753,895
Total Net Assets — 100.0%			$551,127,759

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(f)	Security is valued using significant unobservable inputs (Note 1).
(g)	Value is less than $1.
(h)	Securities traded on a when-issued or delayed delivery basis.
(i)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2025, the total market value of investments in Affiliated
Companies was $2,211,675 and the cost was $2,211,675 (Note 8).

See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

 Western Asset Corporate Bond Fund
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At December 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	428	3/26	$89,312,506	$89,361,719	$49,213
U.S. Treasury 5-Year Notes	921	3/26	100,707,782	100,669,620	(38,162)
U.S. Treasury 10-Year Notes	110	3/26	12,408,706	12,368,125	(40,581)
U.S. Treasury Long-Term Bonds	350	3/26	40,893,511	40,457,812	(435,699)
					(465,229)
Contracts to Sell:
U.S. Treasury Ultra 10-Year Notes	892	3/26	102,917,071	102,593,942	323,129
U.S. Treasury Ultra Long- Term Bonds	55	3/26	6,496,717	6,490,000	6,717
					329,846
Net unrealized depreciation on open futures contracts					$(135,383)
At December 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	110,785,112	USD	740,258	JPMorgan Chase & Co.	1/16/26	$(31,979)

Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Statement of Assets and Liabilities
December 31, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $552,169,757)	$544,162,189
Investments in affiliated securities, at value (Cost — $2,211,675)	2,211,675
Foreign currency, at value (Cost — $122,390)	125,821
Cash	1,011,215
Interest and dividends receivable from unaffiliated investments	6,937,767
Receivable for securities sold	5,591,483
Deposits with brokers for open futures contracts	1,394,331
Receivable for Fund shares sold	792,735
Dividends receivable from affiliated investments	1,053
Other assets	1,226
Prepaid expenses	32,182
Total Assets	562,261,677
Liabilities:
Payable for Fund shares repurchased	6,593,295
Payable for securities purchased	3,650,000
Investment management fee payable	256,104
Distributions payable	219,434
Service and/or distribution fees payable	59,260
Payable to brokers — net variation margin on open futures contracts	49,058
Unrealized depreciation on forward foreign currency contracts	31,979
Trustees’ fees payable	98
Accrued expenses	274,690
Total Liabilities	11,133,918
Total Net Assets	$551,127,759
Net Assets:
Par value (Note 7)	$511
Paid-in capital in excess of par value	782,095,031
Total distributable earnings (loss)	(230,967,783)
Total Net Assets	$551,127,759
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

Net Assets:
Class A	$248,386,005
Class C	$4,573,929
Class C1	$285,821
Class I	$292,570,206
Class P	$5,311,798
Shares Outstanding:
Class A	23,034,632
Class C	424,160
Class C1	26,694
Class I	27,145,357
Class P	493,171
Net Asset Value:
Class A (and redemption price)	$10.78
Class C*	$10.78
Class C1*	$10.71
Class I (and redemption price)	$10.78
Class P (and redemption price)	$10.77
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$11.20

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Statement of Operations
For the Year Ended December 31, 2025

Investment Income:
Interest	$33,564,590
Dividends from unaffiliated investments	183,326
Dividends from affiliated investments	94,316
Total Investment Income	33,842,232
Expenses:
Investment management fee (Note 2)	2,670,258
Service and/or distribution fees (Notes 2 and 5)	725,561
Transfer agent fees (Notes 2 and 5)	682,105
Registration fees	100,247
Fund accounting fees	79,365
Audit and tax fees	45,940
Shareholder reports	32,596
Legal fees	30,910
Trustees’ fees	13,644
Insurance	5,083
Commitment fees (Note 9)	4,565
Custody fees	3,899
Miscellaneous expenses	16,652
Total Expenses	4,410,825
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(166,953)
Net Expenses	4,243,872
Net Investment Income	29,598,360
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(4,361,452)
Futures contracts	(1,123,473)
Swap contracts	273,414
Forward foreign currency contracts	(82,281)
Foreign currency transactions	3,990
Net Realized Loss	(5,289,802)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	21,545,392
Futures contracts	2,671,084
Swap contracts	(55,503)
Forward foreign currency contracts	136,641
Foreign currencies	4,951
Change in Net Unrealized Appreciation (Depreciation)	24,302,565
Net Gain on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	19,012,763
Increase in Net Assets From Operations	$48,611,123
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2025	2024
Operations:
Net investment income	$29,598,360	$46,535,044
Net realized loss	(5,289,802)	(17,932,923)
Change in net unrealized appreciation (depreciation)	24,302,565	1,610,605
Increase in Net Assets From Operations	48,611,123	30,212,726
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(30,434,343)	(45,386,071)
Return of capital	—	(2,564,843)
Decrease in Net Assets From Distributions to Shareholders	(30,434,343)	(47,950,914)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	84,477,700	192,730,522
Reinvestment of distributions	27,970,516	44,781,450
Cost of shares repurchased	(285,730,564)	(544,295,668)
Decrease in Net Assets From Fund Share Transactions	(173,282,348)	(306,783,696)
Decrease in Net Assets	(155,105,568)	(324,521,884)
Net Assets:
Beginning of year	706,233,327	1,030,755,211
End of year	$551,127,759	$706,233,327
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.46	$10.78	$10.52	$13.11	$13.67
Income (loss) from operations:
Net investment income	0.51	0.50	0.47	0.35	0.32
Net realized and unrealized gain (loss)	0.33	(0.30)	0.28	(2.55)	(0.43)
Total income (loss) from operations	0.84	0.20	0.75	(2.20)	(0.11)
Less distributions from:
Net investment income	(0.52)	(0.49)	(0.49)	(0.38)	(0.35)
Net realized gains	—	—	—	(0.01)	(0.10)
Return of capital	—	(0.03)	—	—	—
Total distributions	(0.52)	(0.52)	(0.49)	(0.39)	(0.45)
Net asset value, end of year	$10.78	$10.46	$10.78	$10.52	$13.11
Total return[2]	8.14%	1.98%	7.41%	(16.86)%	(0.72)%
Net assets, end of year (millions)	$248	$255	$263	$253	$329
Ratios to average net assets:
Gross expenses	0.90%	0.89%	0.88%	0.89%	0.87%
Net expenses[3,4]	0.90	0.89	0.88	0.89	0.87
Net investment income	4.80	4.73	4.47	3.11	2.40
Portfolio turnover rate	136%	102%[5]	77%	79%	63%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.46	$10.78	$10.52	$13.11	$13.66
Income (loss) from operations:
Net investment income	0.44	0.43	0.40	0.27	0.23
Net realized and unrealized gain (loss)	0.33	(0.30)	0.28	(2.54)	(0.42)
Total income (loss) from operations	0.77	0.13	0.68	(2.27)	(0.19)
Less distributions from:
Net investment income	(0.45)	(0.43)	(0.42)	(0.31)	(0.26)
Net realized gains	—	—	—	(0.01)	(0.10)
Return of capital	—	(0.02)	—	—	—
Total distributions	(0.45)	(0.45)	(0.42)	(0.32)	(0.36)
Net asset value, end of year	$10.78	$10.46	$10.78	$10.52	$13.11
Total return[2]	7.52%	1.21%	6.70%	(17.42)%	(1.41)%
Net assets, end of year (000s)	$4,574	$8,345	$9,376	$10,346	$14,032
Ratios to average net assets:
Gross expenses	1.57%	1.55%	1.55%	1.56%	1.56%
Net expenses[3,4]	1.57	1.55	1.55	1.56	1.56
Net investment income	4.14	4.06	3.78	2.42	1.72
Portfolio turnover rate	136%	102%[5]	77%	79%	63%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class C1 Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.39	$10.71	$10.45	$13.03	$13.58
Income (loss) from operations:
Net investment income	0.45	0.45	0.41	0.29	0.25
Net realized and unrealized gain (loss)	0.34	(0.31)	0.29	(2.53)	(0.42)
Total income (loss) from operations	0.79	0.14	0.70	(2.24)	(0.17)
Less distributions from:
Net investment income	(0.47)	(0.44)	(0.44)	(0.33)	(0.28)
Net realized gains	—	—	—	(0.01)	(0.10)
Return of capital	—	(0.02)	—	—	—
Total distributions	(0.47)	(0.46)	(0.44)	(0.34)	(0.38)
Net asset value, end of year	$10.71	$10.39	$10.71	$10.45	$13.03
Total return[2]	7.73%	1.35%	6.84%	(17.21)%	(1.20)%
Net assets, end of year (000s)	$286	$250	$233	$236	$324
Ratios to average net assets:
Gross expenses	1.54%	1.53%	1.54%	1.84%	1.61%
Net expenses[3,4]	1.40	1.40	1.40	1.40	1.40
Net investment income	4.30	4.22	3.95	2.62	1.93
Portfolio turnover rate	136%	102%[5]	77%	79%	63%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.46	$10.78	$10.52	$13.11	$13.67
Income (loss) from operations:
Net investment income	0.55	0.54	0.50	0.39	0.36
Net realized and unrealized gain (loss)	0.33	(0.30)	0.29	(2.55)	(0.42)
Total income (loss) from operations	0.88	0.24	0.79	(2.16)	(0.06)
Less distributions from:
Net investment income	(0.56)	(0.53)	(0.53)	(0.42)	(0.40)
Net realized gains	—	—	—	(0.01)	(0.10)
Return of capital	—	(0.03)	—	—	—
Total distributions	(0.56)	(0.56)	(0.53)	(0.43)	(0.50)
Net asset value, end of year	$10.78	$10.46	$10.78	$10.52	$13.11
Total return[2]	8.65%	2.23%	7.76%	(16.57)%	(0.40)%
Net assets, end of year (millions)	$293	$437	$749	$982	$1,118
Ratios to average net assets:
Gross expenses	0.60%	0.62%	0.59%	0.60%	0.59%
Net expenses[3,4]	0.55	0.55	0.55	0.55	0.55
Net investment income	5.15	5.04	4.77	3.48	2.69
Portfolio turnover rate	136%	102%[5]	77%	79%	63%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class P Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$10.45	$10.77	$10.51	$13.09	$13.65
Income (loss) from operations:
Net investment income	0.49	0.48	0.44	0.33	0.29
Net realized and unrealized gain (loss)	0.33	(0.30)	0.29	(2.54)	(0.42)
Total income (loss) from operations	0.82	0.18	0.73	(2.21)	(0.13)
Less distributions from:
Net investment income	(0.50)	(0.47)	(0.47)	(0.36)	(0.33)
Net realized gains	—	—	—	(0.01)	(0.10)
Return of capital	—	(0.03)	—	—	—
Total distributions	(0.50)	(0.50)	(0.47)	(0.37)	(0.43)
Net asset value, end of year	$10.77	$10.45	$10.77	$10.51	$13.09
Total return[2]	8.03%	1.67%	7.18%	(16.98)%	(1.01)%
Net assets, end of year (000s)	$5,312	$6,003	$8,614	$9,836	$13,586
Ratios to average net assets:
Gross expenses	1.10%	1.10%	1.10%	1.09%	1.09%
Net expenses[3,4]	1.10	1.10	1.10	1.09	1.09
Net investment income	4.60	4.51	4.23	2.90	2.19
Portfolio turnover rate	136%	102%[5]	77%	79%	63%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class P shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation
Western Asset Corporate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Western Asset Corporate Bond Fund 2025 Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$41,949,771	$2,351,243	$44,301,014
Financials	—	164,274,949	0 *	164,274,949
Other Corporate Bonds & Notes	—	256,078,130	—	256,078,130
Asset-Backed Securities	—	21,392,544	—	21,392,544
Collateralized Mortgage Obligations	—	19,263,503	—	19,263,503
Sovereign Bonds	—	19,255,415	—	19,255,415
Municipal Bonds	—	5,919,236	—	5,919,236
U.S. Government & Agency Obligations	—	5,820,000	—	5,820,000
Senior Loans	—	5,776,887	—	5,776,887
Preferred Stocks:
Financials	$1,694,514	385,997	—	2,080,511
Total Long-Term Investments	1,694,514	540,116,432	2,351,243	544,162,189
Short-Term Investments†	2,211,675	—	—	2,211,675
Total Investments	$3,906,189	$540,116,432	$2,351,243	$546,373,864
Other Financial Instruments:
Futures Contracts††	$379,059	—	—	$379,059
Total	$4,285,248	$540,116,432	$2,351,243	$546,752,923
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$514,442	—	—	$514,442
Forward Foreign Currency Contracts††	—	$31,979	—	31,979
Total	$514,442	$31,979	—	$546,421

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in
Western Asset Corporate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are

Western Asset Corporate Bond Fund 2025 Annual Report

settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2025, the Fund did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the year ended December 31, 2025, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap, provided that there is no credit event. If the Fund is a seller of protection and a credit event  occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund
Western Asset Corporate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of

Western Asset Corporate Bond Fund 2025 Annual Report

the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(f) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price
Western Asset Corporate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

Western Asset Corporate Bond Fund 2025 Annual Report

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2025, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $31,979. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
Western Asset Corporate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
(l) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(n) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(o) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$12,792	$(12,792)
(a)
Reclassifications are due to true-up adjustments from prior year financial statement to tax return.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Western Asset Corporate Bond Fund 2025 Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class P shares did not exceed 0.95%, 1.70%, 1.40%, 0.55% and 1.20%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2025, fees waived and/or expenses reimbursed amounted to $166,953, which included an affiliated money market fund waiver of $2,364.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class C1	Class I
Expires December 31, 2026	$302	$475,370
Expires December 31, 2027	381	164,208
Total fee waivers/expense reimbursements subject to recapture	$683	$639,578
For the year ended December 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services
Western Asset Corporate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $15,228 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. Class C and Class C1 shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended December 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$8,928	—
CDSCs	1,629	$480
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$561,793,551	$242,191,334
Sales	720,717,690	241,900,531
At December 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$564,547,612	$11,773,796	$(29,947,544)	$(18,173,748)
Futures contracts	—	379,059	(514,442)	(135,383)
Forward foreign currency contracts	—	—	(31,979)	(31,979)

Western Asset Corporate Bond Fund 2025 Annual Report

4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2025.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$379,059

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$514,442	—	$514,442
Forward foreign currency contracts	—	$31,979	31,979
Total	$514,442	$31,979	$546,421

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(1,123,473)	—	—	$(1,123,473)
Swap contracts	—	—	$273,414	273,414
Forward foreign currency contracts	—	$(82,281)	—	(82,281)
Total	$(1,123,473)	$(82,281)	$273,414	$(932,340)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$2,671,084	—	—	$2,671,084
Swap contracts	—	—	$(55,503)	(55,503)
Forward foreign currency contracts	—	$136,641	—	136,641
Total	$2,671,084	$136,641	$(55,503)	$2,752,222
Western Asset Corporate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
During the year ended December 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$257,446,560
Futures contracts (to sell)	111,445,976
Forward foreign currency contracts (to buy)	3,096,146
Forward foreign currency contracts (to sell)†	2,067,915
Average Notional Balance**
Credit default swap contracts (sell protection)†	$949,231

*	Based on the average of the market values at each month-end during the period.
†	At December 31, 2025, there were no open positions held in this derivative.
**	Based on the average of the notional amounts at each month-end during the period.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2025.

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
JPMorgan Chase & Co.	—	$(31,979)	$(31,979)	—	$(31,979)
Total	—	$(31,979)	$(31,979)	—	$(31,979)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class P shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Corporate Bond Fund 2025 Annual Report

For the year ended December 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$622,478	$361,111
Class C	72,970	4,636
Class C1	1,877	899
Class I	—	310,257
Class P	28,236	5,202
Total	$725,561	$682,105
For the year ended December 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$1,011
Class C	31
Class C1	382
Class I	165,506
Class P	23
Total	$166,953
6. Distributions to shareholders by class

	Year Ended December 31, 2025	Year Ended December 31, 2024
Net Investment Income:
Class A	$12,273,434	$11,929,295
Class C	311,394	354,236
Class C1	11,876	9,995
Class I	17,570,350	32,756,306
Class P	267,289	336,239
Total	$30,434,343	$45,386,071
Return of Capital:
Class A	—	$674,145
Class C	—	20,018
Class C1	—	565
Class I	—	1,851,114
Class P	—	19,001
Total	—	$2,564,843
7. Shares of beneficial interest
At December 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same
Western Asset Corporate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,247,904	$23,938,432	3,495,899	$37,229,935
Shares issued on reinvestment	1,122,843	11,971,233	1,148,949	12,208,137
Shares repurchased	(4,683,893)	(49,796,789)	(4,708,056)	(50,104,934)
Net decrease	(1,313,146)	$(13,887,124)	(63,208)	$(666,862)
Class C
Shares sold	54,184	$579,324	120,025	$1,282,269
Shares issued on reinvestment	26,994	287,527	31,438	333,812
Shares repurchased	(454,627)	(4,852,564)	(223,440)	(2,382,334)
Net decrease	(373,449)	$(3,985,713)	(71,977)	$(766,253)
Class C1
Shares sold	1,775	$18,744	1,703	$17,989
Shares issued on reinvestment	1,121	11,876	1,001	10,560
Shares repurchased	(287)	(3,079)	(346)	(3,593)
Net increase	2,609	$27,541	2,358	$24,956
Class I
Shares sold	5,618,333	$59,761,946	14,505,133	$153,800,866
Shares issued on reinvestment	1,450,419	15,446,149	3,003,263	31,890,922
Shares repurchased	(21,682,319)	(229,784,027)	(45,246,574)	(488,692,233)
Net decrease	(14,613,567)	$(154,575,932)	(27,738,178)	$(303,000,445)
Class P
Shares sold	16,707	$179,254	37,437	$399,463
Shares issued on reinvestment	23,829	253,731	31,853	338,019
Shares repurchased	(121,714)	(1,294,105)	(294,568)	(3,112,574)
Net decrease	(81,178)	$(861,120)	(225,278)	$(2,375,092)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

Western Asset Corporate Bond Fund 2025 Annual Report

all or some portion of the year ended December 31, 2025. The following transactions were effected in such company for the year ended December 31, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,229,676	$166,186,889	166,186,889	$167,204,890	167,204,890

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$94,316	—	$2,211,675
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2025.
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$30,434,343	$45,386,071
Tax return of capital	—	2,564,843
Total distributions paid	$30,434,343	$47,950,914
Western Asset Corporate Bond Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
As of December 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Deferred capital losses*	$(212,739,070)
Other book/tax temporary differences(a)	108,954
Unrealized appreciation (depreciation)(b)	(18,337,667)
Total distributable earnings (loss) — net	$(230,967,783)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on futures, and forward contracts.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium on fixed income securities and other book/tax basis adjustments.

11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Corporate Bond Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Income Trust and Shareholders of Western Asset Corporate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Corporate Bond Fund (one of the funds constituting Legg Mason Partners Income Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Corporate Bond Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$19,797,526
Section 163(j) Interest Earned	§163(j)	$28,374,830
Interest Earned from Federal Obligations	Note (1)	$317,640
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Corporate Bond Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Corporate Bond Fund

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Western Asset
Corporate Bond Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Corporate Bond Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Corporate Bond Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Corporate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90005-AFSOI 2/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 26, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 26, 2026